Benefit Plans, Valuation, Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 5	$ 173	$ 150
Stock Options [Member]
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Unrecognized stock-based compensation expense related to non-vested stock options	$ 12
Unrecognized compensation expense, period of recognition	10 months
Restricted Shares Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	218,427
New awards granted (in shares)	151,668
Forfeited awards (in shares)	0
Awards settled (in shares)	(125,822)
Balance, End of period (in shares)	244,273	218,427
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 743	$ 458	633
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 2,100
Unrecognized compensation expense, period of recognition	27 months
Additional Disclosures [Abstract]
Shares vested after term	100.00%
Liability related to awards	$ 170	$ 526
Performance Share Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	408,893
New awards granted (in shares)	172,006
Forfeited awards (in shares)	0
Awards settled (in shares)	(102,348)
Balance, End of period (in shares)	478,551	408,893
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 1,600	$ 644	$ 1,200
Options maximum term	3 years	1 year
Unrecognized stock-based compensation expense	$ 2,800
Unrecognized compensation expense, period of recognition	26 months
Additional Disclosures [Abstract]
Shares vested after term	100.00%	100.00%
Liability related to awards	$ 2,600	$ 1,700